Financial Risk Management (Fair Value Estimation, Recurring Fair Value Measurements) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Trade and bill receivables		¥ 1,207,114	¥ 1,540,921
Equity investments	[1]	5,000	5,000
Structured deposits		0	3,318,407
Total finanical assets		20,417,608	19,002,390
Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		1,207,114	1,540,921
Equity investments		5,000	5,000
Structured deposits			3,318,407
Foreign exchange options			263
Total finanical assets		1,212,114	4,864,591
Finanical liabilities
Foreign exchange options			799
Level 1 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		0	0
Equity investments		0	0
Structured deposits			0
Foreign exchange options			0
Total finanical assets		0	0
Finanical liabilities
Foreign exchange options			0
Level 2 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		1,207,114	1,540,921
Equity investments		0	0
Structured deposits			0
Foreign exchange options			263
Total finanical assets		1,207,114	1,541,184
Finanical liabilities
Foreign exchange options			799
Level 3 of fair value hierarchy [member]
Financial assets
Total finanical assets		5,000	3,323,407	¥ 2,719,811
Level 3 of fair value hierarchy [member] | Recurring fair value measurements [member]
Financial assets
Trade and bill receivables		0	0
Equity investments		5,000	5,000
Structured deposits			3,318,407
Foreign exchange options			0
Total finanical assets		¥ 5,000	3,323,407
Finanical liabilities
Foreign exchange options			¥ 0

[1]	In July 2019, Toufa invested RMB 5,000 thousands in Shanghai Carbon Fiber Composites Innovation Research Institute Co., Ltd. to acquire 16.67% of its share.